Shareholder Report, Average Annual Return (Details)		12 Months Ended	58 Months Ended		60 Months Ended	101 Months Ended		105 Months Ended	117 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025		Aug. 31, 2025	Aug. 31, 2025		Oct. 31, 2025 [3]	Aug. 31, 2025 [7]	Aug. 31, 2025
The Growth Fund of America® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	16.18%			11.89%					14.37%
The Growth Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	21.34%			12.38%					14.35%
The Growth Fund of America® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class T (with sales charge)
Average Annual Return, Percent	[1]	20.48%			12.93%	15.37%	[2]
The Growth Fund of America® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class F-1
Average Annual Return, Percent	[1]	23.20%			13.17%					14.99%
The Growth Fund of America® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class F-2
Average Annual Return, Percent	[1]	23.52%			13.46%					15.30%
The Growth Fund of America® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class F-3
Average Annual Return, Percent	[1]	23.64%			13.58%			15.75%
The Growth Fund of America® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	18.92%			12.38%					14.58%
The Growth Fund of America® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	21.29%			12.33%					14.56%
The Growth Fund of America®- Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-E
Average Annual Return, Percent	[1]	22.92%			12.91%					14.72%
The Growth Fund of America® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	20.42%			12.87%	15.32%	[4]
The Growth Fund of America® - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-F-1
Average Annual Return, Percent	[1]	23.44%			13.41%					15.23%
The Growth Fund of America® - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-F-2
Average Annual Return, Percent	[1]	23.53%	15.48%	[5]
The Growth Fund of America® - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-F-3
Average Annual Return, Percent	[1]	23.59%	15.54%	[6]
The Growth Fund of America® - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-1
Average Annual Return, Percent	[1]	22.32%			12.36%					14.16%
The Growth Fund of America® - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-2
Average Annual Return, Percent	[1]	22.32%			12.35%					14.16%
The Growth Fund of America® - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-2E
Average Annual Return, Percent	[1]	22.67%			12.68%					14.51%
The Growth Fund of America - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-3
Average Annual Return, Percent	[1]	22.87%			12.85%					14.67%
The Growth Fund of America - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-4
Average Annual Return, Percent	[1]	23.21%			13.19%					15.01%
The Growth Fund of America® - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-5E
Average Annual Return, Percent	[1]	23.47%			13.41%				14.96%
The Growth Fund of America® - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-5
Average Annual Return, Percent	[1]	23.59%			13.53%					15.36%
The Growth Fund of America® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-6
Average Annual Return, Percent	[1]	23.64%			13.58%					15.42%
Without Sales Load [Member] | The Growth Fund of America® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class A (without sales charge)
Average Annual Return, Percent	[1]	23.26%			13.22%					15.05%
Without Sales Load [Member] | The Growth Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class C (without sales charge)
Average Annual Return, Percent	[1]	22.34%			12.38%					14.35%
Without Sales Load [Member] | The Growth Fund of America® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class T (without sales charge)
Average Annual Return, Percent	[1]	23.57%			13.50%	15.72%	[2]
Without Sales Load [Member] | The Growth Fund of America® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	23.23%			13.19%					14.99%
Without Sales Load [Member] | The Growth Fund of America® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	22.29%			12.33%					14.56%
Without Sales Load [Member] | The Growth Fund of America® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	23.50%			13.44%	15.66%	[4]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[8]	15.88%	16.86%	[5],[6]	14.74%	14.68%	[2],[4]	14.74%	14.22%	14.60%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.